Average Annual Total Returns - Toews Agility Shares Dynamic Tactical Income ETF		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Core Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.12%	(0.43%)	(0.12%)
Bloomberg Barclays Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	(0.06%)
Toews Agility Shares Dynamic Tactical Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.33%	1.64%	2.26%
Toews Agility Shares Dynamic Tactical Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.82%	(0.13%)	0.45%
Toews Agility Shares Dynamic Tactical Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.53%	0.48%	0.94%

[1]	The Morningstar US Core Bond Index measures the performance of fixed-rate, investment-grade USD-denominated securities with maturities greater than one year. It is market-capitalization weighted. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.
[2]	Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). It includes securities that have at least one year to maturity, and have an outstanding par value of at least $250 million. Bonds specifically excluded are tax-exempt municipal securities, inflation-linked bonds, floating-rate issues and convertible bonds. The index is market cap weighted and reconstituted on the last business day of the month. Investors cannot invest directly in an index or benchmark.